Quarterly Report
August 31, 2020
MFS®  Emerging Markets
Equity Fund
FEM-Q1

Portfolio of Investments
8/31/20 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.5%
Airlines – 0.9%
Shanghai International Air Co., Ltd.	3,936,725	$43,791,592
Alcoholic Beverages – 4.2%
Ambev S.A., ADR	23,366,070	$52,573,657
China Resources Beer Holdings Co. Ltd.	12,012,000	78,276,117
Kweichow Moutai Co. Ltd., “A”	294,029	76,629,925
		$207,479,699
Apparel Manufacturers – 0.8%
Shenzhou International Group Holdings Ltd.	2,551,700	$40,921,256
Automotive – 3.3%
Hero MotoCorp Ltd.	1,180,655	$48,216,662
Mahindra & Mahindra Ltd.	5,649,281	46,403,379
PT United Tractors Tbk	42,400,500	66,967,314
		$161,587,355
Brokerage & Asset Managers – 2.0%
B3 Brasil Bolsa Balcao S.A.	3,255,500	$34,940,841
Moscow Exchange MICEX-RTS PJSC	33,826,814	62,404,180
		$97,345,021
Business Services – 2.2%
Tata Consultancy Services Ltd.	3,504,743	$107,476,563
Computer Software - Systems – 0.5%
Linx S.A.	4,018,370	$26,097,217
Construction – 2.7%
Gree Electric Appliances, Inc.	5,477,473	$43,447,342
Techtronic Industries Co. Ltd.	7,110,500	89,856,304
		$133,303,646
Consumer Products – 0.3%
Dabur India Ltd.	1,989,191	$12,825,732
Consumer Services – 2.6%
51job, Inc., ADR (a)	1,250,346	$81,947,677
MakeMyTrip Ltd. (a)	2,728,326	46,054,143
		$128,001,820
Electrical Equipment – 0.6%
LS Electric Co. Ltd.	663,900	$30,138,373
Electronics – 13.9%
ASM Pacific Technology Ltd.	508,100	$5,464,393
Samsung Electronics Co. Ltd.	5,917,357	268,993,415
Silicon Motion Technology Corp., ADR	985,054	37,343,397
Taiwan Semiconductor Manufacturing Co. Ltd.	25,608,695	372,240,970
		$684,042,175
Energy - Integrated – 2.0%
LUKOIL PJSC, ADR	1,064,900	$72,839,160
Petroleo Brasileiro S.A., ADR	3,240,572	26,475,473
		$99,314,633

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Food & Beverages – 6.1%
Gruma S.A.B. de C.V.	2,172,888	$25,699,897
Inner Mongolia Yili Industrial Group Co. Ltd., “A”	15,623,476	95,589,745
Orion Corp.	712,426	84,036,363
Tata Consumer Products Ltd.	4,311,530	31,182,189
Tingyi (Cayman Islands) Holding Corp.	34,938,000	65,636,665
		$302,144,859
Forest & Paper Products – 0.7%
Suzano S.A. (a)	3,627,000	$33,234,535
Gaming & Lodging – 1.2%
Genting Berhad	28,662,100	$24,151,716
Kangwon Land, Inc.	1,965,624	34,038,582
		$58,190,298
General Merchandise – 1.2%
Bim Birlesik Magazalar A.S.	2,427,059	$22,432,360
Walmart de Mexico S.A.B. de C.V.	15,416,286	37,008,386
		$59,440,746
Insurance – 5.3%
AIA Group Ltd.	13,224,600	$134,548,859
Ping An Insurance Co. of China Ltd., “H”	4,130,500	43,766,928
Samsung Fire & Marine Insurance Co. Ltd.	522,804	82,068,557
		$260,384,344
Internet – 19.6%
Alibaba Group Holding Ltd., ADR (a)	869,458	$249,560,530
Baidu, Inc., ADR (a)	358,038	44,600,794
NAVER Corp.	487,711	131,751,361
NetEase.com, Inc., ADR	235,446	114,711,645
Tencent Holdings Ltd.	6,231,600	424,667,983
		$965,292,313
Machinery & Tools – 1.2%
Doosan Bobcat, Inc.	1,409,397	$30,842,083
Haitian International Holdings Ltd.	12,452,000	30,141,096
		$60,983,179
Major Banks – 3.0%
ABSA Group Ltd.	8,435,411	$38,441,737
Banco Bradesco S.A., ADR	7,375,055	27,803,957
China Construction Bank	118,800,490	83,676,568
		$149,922,262
Metals & Mining – 1.3%
Lundin Mining Corp.	5,884,748	$36,860,038
Vale S.A., ADR	2,544,159	27,985,749
		$64,845,787
Network & Telecom – 0.6%
VTech Holdings Ltd.	4,971,900	$28,996,655
Oil Services – 0.0%
Lamprell PLC (a)	9,696,016	$2,942,181

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Other Banks & Diversified Financials – 9.6%
Banco de Chile	258,383,723	$21,598,166
Credicorp Ltd.	196,498	25,639,059
E.Sun Financial Holding Co. Ltd.	77,592,282	71,821,430
Grupo Financiero Inbursa S.A. de C.V. (a)	21,710,140	15,884,258
Housing Development Finance Corp. Ltd.	5,216,283	129,379,121
Komercni Banka A.S. (a)	1,192,022	28,702,347
Metropolitan Bank & Trust Co.	43,907,331	30,211,167
Public Bank Berhad	13,134,251	51,773,953
Sberbank of Russia	32,347,280	98,256,966
		$473,266,467
Pharmaceuticals – 0.6%
Genomma Lab Internacional S.A., “B” (a)	28,291,709	$29,685,478
Real Estate – 2.5%
Aldar Properties PJSC	37,892,231	$20,861,488
Hang Lung Properties Ltd.	21,596,000	60,687,157
Multiplan Empreendimentos Imobiliarios S.A.	5,031,576	19,121,550
Swire Properties Ltd.	7,648,400	20,683,729
		$121,353,924
Restaurants – 2.9%
Yum China Holdings, Inc.	2,463,003	$142,139,903
Specialty Chemicals – 0.7%
PTT Global Chemical PLC	24,023,800	$35,700,884
Specialty Stores – 1.1%
Jardine Strategic Holdings Ltd.	2,690,500	$53,971,430
Telecommunications - Wireless – 0.2%
Mobile TeleSystems PJSC, ADR	900,624	$8,393,816
Telephone Services – 2.4%
Hellenic Telecommunications Organization S.A.	5,888,737	$96,274,357
PT Telekomunikasi Indonesia	101,788,100	19,947,779
		$116,222,136
Tobacco – 0.4%
PT Hanjaya Mandala Sampoerna Tbk	174,432,900	$19,826,604
Utilities - Electric Power – 1.9%
CESC Ltd.	4,271,953	$34,848,272
NTPC Ltd.	43,749,856	57,296,962
		$92,145,234
Total Common Stocks		$4,851,408,117
Investment Companies (h) – 1.4%
Money Market Funds – 1.4%
MFS Institutional Money Market Portfolio, 0.1% (v)	69,489,386	$69,489,386

Other Assets, Less Liabilities – 0.1%		3,659,288
Net Assets – 100.0%		$4,924,556,791
(a)	Non-income producing security.

Portfolio of Investments (unaudited) – continued
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $69,489,386 and $4,851,408,117, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
8/31/20 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of August 31, 2020 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
China	$900,957,980	$758,547,786	$—	$1,659,505,766
South Korea	268,993,415	392,875,319	—	661,868,734
India	337,900,523	175,782,500	—	513,683,023
Taiwan	409,584,367	71,821,430	—	481,405,797
Hong Kong	88,432,478	305,776,049	—	394,208,527
Brazil	248,232,979	—	—	248,232,979
Russia	81,232,976	160,661,146	—	241,894,122
Mexico	108,278,019	—	—	108,278,019
Indonesia	66,967,314	39,774,383	—	106,741,697
Other Countries	348,815,914	86,773,539	—	435,589,453
Mutual Funds	69,489,386	—	—	69,489,386
Total	$2,928,885,351	$1,992,012,152	$—	$4,920,897,503
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$72,639,421	$402,063,444	$405,207,000	$(5,594)	$(885)	$69,489,386
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$31,780	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of August 31, 2020, are as follows:
China	33.7%
South Korea	13.4%
India	10.4%
Taiwan	9.8%
Hong Kong	8.0%
Brazil	5.0%
Russia	4.9%
Indonesia	2.2%
Mexico	2.2%
Other Countries	10.4%
(4) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may have adversely impacted the prices and liquidity of the fund's investments and the fund's performance.